Stock-based Compensation - Class P Units Activity (FY) (Details) - Class P Units - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of Units
Outstanding beginning balance (in shares)	14,804,507	15,125,429
Cancellations (in shares)	(775)	(75,922)
Repurchases/Exchanged (in shares)	(125,000)	(245,000)
Outstanding ending balance (in shares)	14,678,732	14,804,507
Vested (in shares)	14,659,364	14,723,936